3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Investments, All Other Investments [Abstract]
Schedule fo fair value for liabilities measured on a recurring basis

	Fair Value at June 30, 2015
	Level 1	Level 2	Level 3	Total
Warrants issued in connection with the December 2014 public offering of common stock	$—	$—	$—	$—
Warrants issued in connection with the issuance of Series B preferred stock	—	—	—	—
Warrants issued in connection with the issuance of Series C preferred stock	—	—	(956)	(956)

Total long-term liabilities at fair value	$—	$—	$(956)	$(956)

	Fair Value at December 31, 2014
	Level 1	Level 2	Level 3	Total
Warrants issued in connection with the December 2014 public offering of common stock	$—	$—	$(587)	$(587)
Warrants issued in connection with the issuance of Series B preferred stock	—	—	(1,483)	(1,483)

Total long-term liabilities at fair value	$—	$—	$(2,070)	$(2,070)

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	December 2014 Public Offering Warrants	Series B Warrants	Series C Warrants	Total

Balance, December 31, 2014	$(587)	$(1,483)	$—	$(2,070)

Warrants issued during the period	—	—	(956)	(956)
Unrealized gain during the period	267	381	—	648
Transfer to equity as a result of changes to provisions	320	1,102	—	1,422

Balance, June 30, 2015	$—	$—	$(956)	$(956)

Description	Level 1	Level 2	Level 3	Total	Asset (Liability) Total	Date
Public Offering warrants	$—	$—	$(587)	$(587)	$(587)	December 31, 2014
Series B Warrants	$—	$—	$(1,483)	$(1,483)	$1,483)	December 31, 2014
Total 2014	$—	$—	$(2,070)	$(2,070)	$(2,070)

Series B Warrants	$—	$—	$1,548)	$(1,548)	$(1,548)	December 31, 2013